CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total		Preferred Stock [Member]	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Statutory reserve [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Non-controlling interest [Member]
Balance at Dec. 31, 2009	$ 11,027,589		$ 13	$ 4,203	$ 2,308,604	$ 1,152,992	$ 409,758	$ 7,152,019	$ 0
Balance (in shares) at Dec. 31, 2009			104,572	16,419,955
Cash contribution of capital	821,560		0	0	821,560	0	0	0	0
Net income /(loss)	10,622,027	[1],[2]	0	0	0	0	0	10,622,027	0
Appropriations to statutory reserves	0		0	0	0	1,108,980	0	(1,108,980)	0
Foreign currency translation gain	590,146		0	0	0	0	590,146	0	0
Balance at Dec. 31, 2010	23,061,322		13	4,203	3,130,164	2,261,972	999,904	16,665,066	0
Balance (in shares) at Dec. 31, 2010			104,572	16,419,955
Shares issued to former stockholders as part of the recapitalization during March 2011	0		0	232	(232)	0	0	0	0
Shares issued to former stockholders as part of the recapitalization during March 2011 (in shares)			0	902,850
Conversion of preference shares into ordinary shares	0		(13)	2,677	(2,664)	0	0	0	0
Conversion of preference shares into ordinary shares (in shares)			(104,572)	10,457,195
Effect of capital to be paid-up by the VIE non-controlling interest	0		0	0	(79,442)	0	0	0	79,442
Net income /(loss)	9,953,708		0	0	0	0	0	9,948,651	5,057
Appropriations to statutory reserves	0		0	0	0	1,054,278	0	(1,054,278)	0
Foreign currency translation gain	1,410,560		0	0	0	0	1,410,437	0	123
Balance at Dec. 31, 2011	34,425,590		0	7,112	3,047,826	3,316,250	2,410,341	25,559,439	84,622
Balance (in shares) at Dec. 31, 2011			0	27,780,000
Net income /(loss)	4,488,757		0	0	0	0	0	4,505,510	(16,753)
Foreign currency translation gain	840,945		0	0	0	0	840,920	0	25
Acquisition of additional equity interest in Panjin TOFA Cable Co., Ltd.	0		0	0	67,746	0	148	0	(67,894)
Balance at Dec. 31, 2012	$ 39,755,292		$ 0	$ 7,112	$ 3,115,572	$ 3,316,250	$ 3,251,409	$ 30,064,949	$ 0
Balance (in shares) at Dec. 31, 2012			0	27,780,000

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").
[2]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").